Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 26,875,000	$ 48,911,000	$ 157,965,000
Current portion of advances to equity-accounted joint ventures (note 7)	1,116,133,000	1,094,596,000
Total equity	1,882,597,000	1,931,423,000	1,777,412,000			$ 1,543,679,000
Change in accounting policy					$ 2,739,000
Other assets – current	2,306,000	0
Net operating cash flow	(131,198,000)	(218,750,000)	(194,362,000)
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	1,100,000
Other assets – current	2,300,000
Decrease in accounts receivable	2,300,000
ASU 2016-15 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating cash flow		$ 25,700,000	$ 17,700,000
Subsequent Event | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy				$ 3,000,000
Lease liability				22,700,000
Right-of-use asset				$ 22,700,000
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in other assets	3,500,000
Current portion of advances to equity-accounted joint ventures (note 7)	300,000
Change in accounting policy					2,700,000
Calculated under Revenue Guidance in Effect before Topic 606 | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 3,800,000
Accounts Receivable | Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy					$ 0